Note 26 - Derivative financial instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ (12,455)	$ (816)
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	(2,733)	(620)	$ 8,133
Purchase foreign exchange contract [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(10,142)	(8)
Hedge accounting reserve	(420)	188
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	60	770
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(4,726)	(282)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	757	(2,551)
Hedge accounting reserve	550	(2,091)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(3,989)	1,089
Hedge accounting reserve	(1,048)	383
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	500	1,579
Hedge accounting reserve	(18)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	212	569
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CAD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,169)	1,465
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(108)	134
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CNY [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(65)	73
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign Exchange Contract Purchase Currency Usd Sell Currency Ngn [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(43)	(212)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign Exchange Contract Purchase Currency Usd Sell Currency Cop [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(171)	202
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency RON, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(39)	(31)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency BRL, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives		(2,818)
Hedge accounting reserve		1,776
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency ARS [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	56
Hedge accounting reserve	19
Purchase foreign exchange contract [Member] | Foreign exchange contract, Other [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(417)	5
Hedge accounting reserve	$ 77	$ 120